NATIONWIDE VARIABLE INSURANCE TRUST
Neuberger Berman NVIT Socially Responsible Fund

Prospectus Supplement dated May 21, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective May 4, 2009, Neuberger Berman Holdings LLC, the parent company of the Fund’s subadviser, Neuberger Berman Management LLC (“Neuberger Berman”), was sold to Neuberger Berman Group LLC (“NB Group”), a newly independent company (the “Transaction”). Prior to that date, Neuberger Berman Holdings LLC was a wholly-owned subsidiary of Lehman Brothers Holdings Inc. NB Group is majority-owned by an employee group consisting of portfolio managers and senior professionals of the newly independent company and its investment adviser subsidiaries, including Neuberger Berman. Lehman Brothers Holdings Inc. retains a minority interest in NB Group. Upon completion of the Transaction on May 4, 2009, an “assignment” of Neuberger Berman’s subadvisory agreement with the Trust occurred, causing such subadvisory agreement to terminate automatically. At a meeting of the Board of Trustees of the Trust (the “Board”) held on March 12, 2009, in anticipation of completion of the Transaction, the Board approved a new subadvisory agreement with Neuberger Berman, which took effect immediately upon the closing of the Transaction. The new subadvisory agreement with Neuberger Berman is identical in all material respects to the Trust’s previous subadvisory agreement with Neuberger Berman. In order to ensure continued provision of subadvisory services by Neuberger Berman to the Fund, the Board approved the new subadvisory agreement in reliance upon the Manager of Manager’s Exemptive Order the Trust has obtained from the Securities and Exchange Commission, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio managers for the Fund currently are expected to remain the same.

Shareholders as of May 4, 2009 soon will receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Neuberger Berman.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Growth Fund

Prospectus Supplement dated May 21, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective May 4, 2009, Neuberger Berman Holdings LLC, the parent company of the Fund’s subadviser, Neuberger Berman Management LLC (“Neuberger Berman”), was sold to Neuberger Berman Group LLC (“NB Group”), a newly independent company (the “Transaction”). Prior to that date, Neuberger Berman Holdings LLC was a wholly-owned subsidiary of Lehman Brothers Holdings Inc. NB Group is majority-owned by an employee group consisting of portfolio managers and senior professionals of the newly independent company and its investment adviser subsidiaries, including Neuberger Berman. Lehman Brothers Holdings Inc. retains a minority interest in NB Group. Upon completion of the Transaction on May 4, 2009, an “assignment” of Neuberger Berman’s subadvisory agreement with the Trust occurred, causing such subadvisory agreement to terminate automatically. At a meeting of the Board of Trustees of the Trust (the “Board”) held on March 12, 2009, in anticipation of completion of the Transaction, the Board approved a new subadvisory agreement with Neuberger Berman, which took effect immediately upon the closing of the Transaction. The new subadvisory agreement with Neuberger Berman is identical in all material respects to the Trust’s previous subadvisory agreement with Neuberger Berman. In order to ensure continued provision of subadvisory services by Neuberger Berman to the Fund, the Board approved the new subadvisory agreement in reliance upon the Manager of Manager’s Exemptive Order the Trust has obtained from the Securities and Exchange Commission, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio managers for the Fund currently are expected to remain the same.

Shareholders as of May 4, 2009 soon will receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Neuberger Berman.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Small Company Fund

Prospectus Supplement dated May 21, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective May 4, 2009, Neuberger Berman Holdings LLC, the parent company of the Fund’s subadviser, Neuberger Berman Management LLC (“Neuberger Berman”), was sold to Neuberger Berman Group LLC (“NB Group”), a newly independent company (the “Transaction”). Prior to that date, Neuberger Berman Holdings LLC was a wholly-owned subsidiary of Lehman Brothers Holdings Inc. NB Group is majority-owned by an employee group consisting of portfolio managers and senior professionals of the newly independent company and its investment adviser subsidiaries, including Neuberger Berman. Lehman Brothers Holdings Inc. retains a minority interest in NB Group. Upon completion of the Transaction on May 4, 2009, an “assignment” of Neuberger Berman’s subadvisory agreement with the Trust occurred, causing such subadvisory agreement to terminate automatically. At a meeting of the Board of Trustees of the Trust (the “Board”) held on March 12, 2009, in anticipation of completion of the Transaction, the Board approved a new subadvisory agreement with Neuberger Berman, which took effect immediately upon the closing of the Transaction. The new subadvisory agreement with Neuberger Berman is identical in all material respects to the Trust’s previous subadvisory agreement with Neuberger Berman. In order to ensure continued provision of subadvisory services by Neuberger Berman to the Fund, the Board approved the new subadvisory agreement in reliance upon the Manager of Manager’s Exemptive Order the Trust has obtained from the Securities and Exchange Commission, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio managers for the Fund currently are expected to remain the same.

Shareholders as of May 4, 2009 soon will receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Neuberger Berman.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Growth Fund

Prospectus Supplement dated May 21, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective May 4, 2009, Neuberger Berman Holdings LLC, the parent company of the Fund’s subadviser, Neuberger Berman Management LLC (“Neuberger Berman”), was sold to Neuberger Berman Group LLC (“NB Group”), a newly independent company (the “Transaction”). Prior to that date, Neuberger Berman Holdings LLC was a wholly-owned subsidiary of Lehman Brothers Holdings Inc. NB Group is majority-owned by an employee group consisting of portfolio managers and senior professionals of the newly independent company and its investment adviser subsidiaries, including Neuberger Berman. Lehman Brothers Holdings Inc. retains a minority interest in NB Group. Upon completion of the Transaction on May 4, 2009, an “assignment” of Neuberger Berman’s subadvisory agreement with the Trust occurred, causing such subadvisory agreement to terminate automatically. At a meeting of the Board of Trustees of the Trust (the “Board”) held on March 12, 2009, in anticipation of completion of the Transaction, the Board approved a new subadvisory agreement with Neuberger Berman, which took effect immediately upon the closing of the Transaction. The new subadvisory agreement with Neuberger Berman is identical in all material respects to the Trust’s previous subadvisory agreement with Neuberger Berman. In order to ensure continued provision of subadvisory services by Neuberger Berman to the Fund, the Board approved the new subadvisory agreement in reliance upon the Manager of Manager’s Exemptive Order the Trust has obtained from the Securities and Exchange Commission, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio managers for the Fund currently are expected to remain the same.

Shareholders as of May 4, 2009 soon will receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Neuberger Berman.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
Neuberger Berman NVIT Multi Cap Opportunities Fund

Prospectus Supplement dated May 21, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective May 4, 2009, Neuberger Berman Holdings LLC, the parent company of the Fund’s subadviser, Neuberger Berman Management LLC (“Neuberger Berman”), was sold to Neuberger Berman Group LLC (“NB Group”), a newly independent company (the “Transaction”). Prior to that date, Neuberger Berman Holdings LLC was a wholly-owned subsidiary of Lehman Brothers Holdings Inc. NB Group is majority-owned by an employee group consisting of portfolio managers and senior professionals of the newly independent company and its investment adviser subsidiaries, including Neuberger Berman. Lehman Brothers Holdings Inc. retains a minority interest in NB Group. Upon completion of the Transaction on May 4, 2009, an “assignment” of Neuberger Berman’s subadvisory agreement with the Trust occurred, causing such subadvisory agreement to terminate automatically. At a meeting of the Board of Trustees of the Trust (the “Board”) held on March 12, 2009, in anticipation of completion of the Transaction, the Board approved a new subadvisory agreement with Neuberger Berman, which took effect immediately upon the closing of the Transaction. The new subadvisory agreement with Neuberger Berman is identical in all material respects to the Trust’s previous subadvisory agreement with Neuberger Berman. In order to ensure continued provision of subadvisory services by Neuberger Berman to the Fund, the Board approved the new subadvisory agreement in reliance upon the Manager of Manager’s Exemptive Order the Trust has obtained from the Securities and Exchange Commission, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

The portfolio managers for the Fund currently are expected to remain the same.

Shareholders as of May 4, 2009 soon will receive an Information Statement as required under the Trust’s Manager of Manager’s Exemptive Order with more detailed information about Neuberger Berman.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.